MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–719–12/05

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 1,479,524 shares (cost $1,479,524)	$1,479,524

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk) 1,895,060 shares (cost $31,711,565)	24,332,573

Massachusetts Investors Trust Fund – Class A (MInvTrust) 1,035,075 shares (cost $19,295,066)	19,097,139

MFS® Bond Fund – Class A (MFSBdFd) 1,138,833 shares (cost $14,350,860)	14,451,790

MFS® Emerging Growth Fund – Class A (MFSEmGro) 140,936 shares (cost $4,901,512)	4,894,693

MFS® Growth Opportunities Fund – Class A (MFSGrOpp) 4,566,490 shares (cost $57,472,460)	40,733,091

MFS® High Income Fund – Class A (MFSHiInc) 2,962,562 shares (cost $11,226,853)	11,257,735

MFS® Research Fund – Class A (MFSRsrch) 824,402 shares (cost $19,865,779)	17,873,046

MFS® Series Trust IV – Money Market Fund (MFSMyMkt) 17,418,719 shares (cost $17,418,719)	17,418,719

MFS® Strategic Income Fund – Class A (MFSStratIncA) 247,973 shares (cost $1,624,831)	1,658,940

MFS® Total Return Fund – Class A (MFSTotRe) 2,377,971 shares (cost $34,846,928)	36,549,420

Total investments	189,746,670

Accounts receivable	–

Total assets	189,746,670

Accounts payable	20,136

Contract owners’ equity (note 4)	$189,726,534

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	GVITMyMkt	MInvGrStk	MInvTrust	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc
Reinvested dividends	$3,566,854	23,463	–	71,405	824,764	–	39,412	902,937
Mortality and expense risk charges (note 2)	(2,615,331)	(10,407)	(341,542)	(254,247)	(201,418)	(65,403)	(588,577)	(153,628)

Net investment income (loss)	951,523	13,056	(341,542)	(182,842)	623,346	(65,403)	(549,165)	749,309

Proceeds from mutual fund shares sold	46,027,809	780,527	6,724,789	3,442,876	2,993,729	1,757,197	9,993,204	5,504,462
Cost of mutual fund shares sold	(58,778,812)	(780,527)	(9,868,414)	(3,443,284)	(2,808,167)	(3,648,409)	(17,812,663)	(5,589,583)

Realized gain (loss) on investments	(12,751,003)	–	(3,143,625)	(408)	185,562	(1,891,212)	(7,819,459)	(85,121)
Change in unrealized gain (loss) on investments	13,900,846	–	4,012,215	1,270,499	(759,200)	2,236,775	7,986,259	(540,639)

Net gain (loss) on investments	1,149,843	–	868,590	1,270,091	(573,638)	345,563	166,800	(625,760)

Reinvested capital gains	1,651,264	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,752,630	13,056	527,048	1,087,249	49,708	280,160	(382,365)	123,549

Investment activity:	MFSRsrch	MFSMyMkt	MFSStratIncA	MFSTotRe
Reinvested dividends	$24,809	530,738	109,032	1,040,294
Mortality and expense risk charges (note 2)	(230,185)	(242,913)	(23,639)	(503,372)

Net investment income (loss)	(205,376)	287,825	85,393	536,922

Proceeds from mutual fund shares sold	3,245,432	4,567,946	392,492	6,625,155
Cost of mutual fund shares sold	(3,705,728)	(4,567,946)	(374,203)	(6,179,888)

Realized gain (loss) on investments	(460,296)	–	18,289	445,267
Change in unrealized gain (loss) on investments	1,708,303	–	(91,078)	(1,922,288)

Net gain (loss) on investments	1,248,007	–	(72,789)	(1,477,021)

Reinvested capital gains	–	–	–	1,651,264

Net increase (decrease) in contract owners’ equity resulting from operations	$1,042,631	287,825	12,604	711,165

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		GVITMyMkt		MInvGrStk		MInvTrust
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$951,523	1,038,251	13,056	(2,834)	(341,542)	(273,766)	(182,842)	(78,442)
Realized gain (loss) on investments	(12,751,003)	(12,823,793)	–	–	(3,143,625)	(2,527,617)	(408)	(362,888)
Change in unrealized gain (loss) on investments	13,900,846	27,771,109	–	–	4,012,215	5,056,503	1,270,499	2,305,737
Reinvested capital gains	1,651,264	961,874	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,752,630	16,947,441	13,056	(2,834)	527,048	2,255,120	1,087,249	1,864,407

Equity transactions:
Purchase payments received from contract owners (note 3)	4,178,122	3,917,697	9,071	11,708	459,313	424,401	379,075	613,918
Transfers between funds	–	–	1,073,554	16,914	(1,404,616)	(415,784)	(202,325)	269,819
Redemptions (note 3)	(34,259,428)	(35,628,790)	(107,199)	(151,638)	(4,816,078)	(4,436,924)	(2,332,816)	(3,325,959)
Annuity benefits	(257,306)	(297,024)	–	–	(28,114)	(33,362)	(22,378)	(15,414)
Annual contract maintenance charges (note 2)	(124,328)	(140,520)	(859)	(1,166)	(15,159)	(17,647)	(8,627)	(9,440)
Contingent deferred sales charges (note 2)	(45,388)	(28,342)	(45)	–	(8,606)	(1,789)	(5,670)	(930)
Adjustments to maintain reserves	(6,404)	17,934	(1)	(3,781)	8,542	(157,374)	6,891	(66,408)

Net equity transactions	(30,514,732)	(32,159,045)	974,521	(127,963)	(5,804,718)	(4,638,479)	(2,185,850)	(2,534,414)

Net change in contract owners’ equity	(26,762,102)	(15,211,604)	987,577	(130,797)	(5,277,670)	(2,383,359)	(1,098,601)	(670,007)
Contract owners’ equity beginning of period	216,488,636	231,700,240	491,950	622,747	29,620,879	32,004,238	20,204,395	20,874,402

Contract owners’ equity end of period	$189,726,534	216,488,636	1,479,527	491,950	24,343,209	29,620,879	19,105,794	20,204,395

CHANGES IN UNITS:
Beginning units	2,323,492	2,765,940	18,292	23,039	173,997	203,242	147,130	167,181

Units purchased	261,365	230,990	64,432	3,413	5,637	14,009	9,082	10,020
Units redeemed	(550,614)	(673,438)	(28,427)	(8,160)	(40,246)	(43,254)	(24,428)	(30,071)

Ending units	2,034,243	2,323,492	54,297	18,292	139,388	173,997	131,784	147,130

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSBdFd		MFSEmGro		MFSGrOpp		MFSHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$623,346	736,485	(65,403)	(76,859)	(549,165)	(420,156)	749,309	854,848
Realized gain (loss) on investments	185,562	112,449	(1,891,212)	(1,486,211)	(7,819,459)	(7,228,193)	(85,121)	(736,124)
Change in unrealized gain (loss) on investments	(759,200)	(43,735)	2,236,775	2,180,803	7,986,259	11,992,797	(540,639)	848,098
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	49,708	805,199	280,160	617,733	(382,365)	4,344,448	123,549	966,822

Equity transactions:
Purchase payments received from contract owners (note 3)	57,630	271,193	33,695	74,157	372,809	464,685	1,500,887	646,999
Transfers between funds	(22,546)	(769,873)	(28,196)	276,349	(1,412,926)	(278,001)	(615,533)	(285,138)
Redemptions (note 3)	(2,039,530)	(3,178,603)	(1,357,872)	(1,200,314)	(7,669,586)	(7,856,566)	(3,284,699)	(2,084,328)
Annuity benefits	(28,772)	(39,348)	(1,203)	(1,098)	(40,743)	(46,608)	(19,960)	(28,466)
Annual contract maintenance charges (note 2)	(7,430)	(8,478)	(4,847)	(5,690)	(35,793)	(40,330)	(8,704)	(9,525)
Contingent deferred sales charges (note 2)	(5,383)	(1,379)	(3,524)	(499)	(4,962)	(5,360)	(504)	(1,985)
Adjustments to maintain reserves	8,475	(30,463)	21	61,142	11,732	(339,682)	(12,810)	(102,731)

Net equity transactions	(2,037,556)	(3,756,951)	(1,361,926)	(795,953)	(8,779,469)	(8,101,862)	(2,441,323)	(1,865,174)

Net change in contract owners’ equity	(1,987,848)	(2,951,752)	(1,081,766)	(178,220)	(9,161,834)	(3,757,414)	(2,317,774)	(898,352)
Contract owners’ equity beginning of period	16,444,273	19,396,025	5,976,508	6,154,728	49,905,389	53,662,803	13,563,074	14,461,426

Contract owners’ equity end of period	$14,456,425	16,444,273	4,894,742	5,976,508	40,743,555	49,905,389	11,245,300	13,563,074

CHANGES IN UNITS:
Beginning units	240,776	296,930	161,321	185,347	344,248	404,312	170,215	195,093

Units purchased	10,163	9,444	12,529	20,015	6,516	9,261	37,216	27,291
Units redeemed	(40,085)	(65,598)	(50,646)	(44,041)	(67,919)	(69,325)	(67,715)	(52,169)

Ending units	210,854	240,776	123,204	161,321	282,845	344,248	139,716	170,215

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSRsrch		MFSMyMkt		MFSStratIncA		MFSTotRe
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(205,376)	(200,361)	287,825	(72,841)	85,393	98,493	536,922	473,684
Realized gain (loss) on investments	(460,296)	(364,616)	–	–	18,289	37,964	445,267	(268,557)
Change in unrealized gain (loss) on investments	1,708,303	2,893,439	–	–	(91,078)	(6,421)	(1,922,288)	2,543,888
Reinvested capital gains	–	–	–	–	–	–	1,651,264	961,874

Net increase (decrease) in contract owners’ equity resulting from operations	1,042,631	2,328,462	287,825	(72,841)	12,604	130,036	711,165	3,710,889

Equity transactions:
Purchase payments received from contract owners (note 3)	455,694	273,193	311,774	442,766	17,548	63,365	580,626	631,312
Transfers between funds	655,411	435,394	864,131	(412,156)	51,451	85,835	1,041,595	1,076,641
Redemptions (note 3)	(2,768,281)	(2,465,795)	(3,053,289)	(4,893,822)	(310,049)	(772,842)	(6,520,029)	(5,261,999)
Annuity benefits	(24,210)	(25,724)	(37,480)	(43,744)	(3,976)	(4,243)	(50,470)	(59,017)
Annual contract maintenance charges (note 2)	(8,657)	(9,468)	(16,888)	(20,384)	(1,566)	(1,711)	(15,798)	(16,681)
Contingent deferred sales charges (note 2)	(3,724)	(1,671)	(1,992)	(3,226)	(1,403)	(3,491)	(9,575)	(8,012)
Adjustments to maintain reserves	(54,475)	12,412	2,636	149,547	1,179	(448)	21,406	495,720

Net equity transactions	(1,748,242)	(1,781,659)	(1,931,108)	(4,781,019)	(246,816)	(633,535)	(4,952,245)	(3,142,036)

Net change in contract owners’ equity	(705,611)	546,803	(1,643,283)	(4,853,860)	(234,212)	(503,499)	(4,241,080)	568,853
Contract owners’ equity beginning of period	18,521,872	17,975,069	19,059,971	23,913,831	1,894,186	2,397,685	40,806,139	40,237,286

Contract owners’ equity end of period	$17,816,261	18,521,872	17,416,688	19,059,971	1,659,974	1,894,186	36,565,059	40,806,139

CHANGES IN UNITS:
Beginning units	115,555	127,603	534,278	670,503	144,596	196,195	273,084	296,495

Units purchased	10,545	6,646	84,299	98,839	7,076	14,241	13,870	17,811
Units redeemed	(20,623)	(18,694)	(137,617)	(235,064)	(26,024)	(65,840)	(46,884)	(41,222)

Ending units	105,477	115,555	480,960	534,278	125,648	144,596	240,070	273,084

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b)	The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk)

Massachusetts Investors Trust Fund – Class A (MInvTrust)

MFS® Bond Fund – Class A (MFSBdFd)

MFS® Emerging Growth Fund – Class A (MFSEmGro)

MFS® Growth Opportunities Fund – Class A (MFSGrOpp)

MFS® High Income Fund – Class A (MFSHiInc)

MFS® Research Fund – Class A (MFSRsrch)

MFS® Series Trust IV – Money Market Fund (MFSMyMkt)

MFS® Strategic Income Fund – Class A (MFSStratIncA)

MFS® Total Return Fund – Class A (MFSTotRe)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2005:

	Total	GVITMyMkt	MInvGrStk	MInvTrust	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc
1.00%	$630	–	–	–	117	–	125	185
1.30%	2,614,701	10,407	341,542	254,247	201,301	65,403	588,452	153,443

Totals	$2,615,331	10,407	341,542	254,247	201,418	65,403	588,577	153,628

	MFSRsrch	MFSMyMkt	MFSStratIncA	MFSTotRe
1.00%	$203	–	–	–
1.30%	229,982	242,913	23,639	503,372

Totals	$230,185	242,913	23,639	503,372

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $1,877,321 and $1,849,892, respectively, and total transfers from the Account to the fixed account were $3,080,912 and $2,502,050, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Money Market Fund – Class I
Tax qualified spectrum
2005	1.30%	44,302	$27.245513	$1,207,031	2.38%	1.34%
2004	1.30%	9,715	26.886046	261,198	0.77%	-0.50%
2003	1.30%	11,017	27.020924	297,690	0.57%	-0.68%
2002	1.30%	13,005	27.206606	353,831	1.20%	-0.10%
2001	1.30%	17,171	27.235006	467,652	3.59%	2.25%

Non-tax qualified spectrum
2005	1.30%	9,995	27.263231	272,496	2.38%	1.34%
2004	1.30%	8,577	26.903529	230,752	0.77%	-0.50%
2003	1.30%	12,022	27.038496	325,057	0.57%	-0.68%
2002	1.30%	21,632	27.224300	588,905	1.20%	-0.10%
2001	1.30%	21,487	27.252720	585,579	3.59%	2.25%

Massachusetts Investors Growth Stock Fund – Class A
Non-tax qualified
2001	1.00%	22	180.760000	3,977	0.00%	-25.55%

Tax qualified spectrum
2005	1.30%	108,074	178.837817	19,327,718	0.00%	2.54%
2004	1.30%	136,027	174.412880	23,724,861	0.38%	8.21%
2003	1.30%	160,279	161.187238	25,834,929	0.00%	21.05%
2002	1.30%	180,310	133.156467	24,009,491	0.00%	-29.33%
2001	1.30%	219,673	188.412415	41,389,120	0.00%	-25.78%

Non-tax qualified spectrum
2005	1.30%	30,607	151.753007	4,644,704	0.00%	2.54%
2004	1.30%	37,252	147.998232	5,513,230	0.38%	8.21%
2003	1.30%	41,256	136.775610	5,642,815	0.00%	21.05%
2002	1.30%	52,391	112.990059	5,919,696	0.00%	-29.33%
2001	1.30%	68,068	159.877572	10,882,547	0.00%	-25.78%

Non-tax qualified spectrum (81-225)
2005	1.30%	707	165.315345	116,878	0.00%	2.54%
2004	1.30%	718	161.224997	115,760	0.38%	8.21%
2003	1.30%	1,707	148.999396	254,342	0.00%	21.05%
2002	1.30%	3,545	123.088104	436,334	0.00%	-29.33%
2001	1.30%	3,973	174.165990	691,961	0.00%	-25.78%

Massachusetts Investors Trust Fund – Class A
Tax qualified spectrum
2005	1.30%	94,858	147.974544	14,036,569	0.36%	5.90%
2004	1.30%	110,397	139.728768	15,425,637	0.88%	10.06%
2003	1.30%	126,062	126.957884	16,004,565	0.63%	20.55%
2002	1.30%	138,578	105.314003	14,594,166	0.43%	-23.02%
2001	1.30%	159,971	136.800938	21,884,183	0.26%	-17.34%

Non-tax qualified spectrum
2005	1.30%	36,667	132.768736	4,868,231	0.36%	5.90%
2004	1.30%	36,451	125.370293	4,569,873	0.88%	10.06%
2003	1.30%	40,549	113.911730	4,619,007	0.63%	20.55%
2002	1.30%	40,635	94.491963	3,839,676	0.43%	-23.02%
2001	1.30%	49,525	122.743311	6,078,862	0.26%	-17.34%

Non-tax qualified spectrum (81-225)
2005	1.30%	259	141.053621	36,533	0.36%	5.90%
2004	1.30%	282	133.193504	37,561	0.88%	10.06%
2003	1.30%	570	121.019919	68,981	0.63%	20.55%
2002	1.30%	692	100.388345	69,477	0.43%	-23.02%
2001	1.30%	943	130.402601	122,970	0.26%	-17.34%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS® Bond Fund – Class A
Non-tax qualified
2005	1.00%	55	$81.368937	$4,475	5.34%	0.69%
2004	1.00%	55	80.807580	4,444	5.40%	5.01%
2003	1.00%	55	76.950312	4,232	5.70%	8.37%
2002	1.00%	55	71.008550	3,906	6.05%	7.56%
2001	1.00%	55	66.019681	3,631	7.15%	6.69%

Tax qualified spectrum
2005	1.30%	126,648	67.907534	8,600,353	5.34%	0.39%
2004	1.30%	153,235	67.643464	10,365,346	5.40%	4.69%
2003	1.30%	191,717	64.610362	12,386,905	5.70%	8.04%
2002	1.30%	236,695	59.802655	14,154,979	6.05%	7.23%
2001	1.30%	231,830	55.770083	12,929,178	7.15%	6.37%

Non-tax qualified spectrum
2005	1.30%	83,415	67.852042	5,659,878	5.34%	0.39%
2004	1.30%	86,748	67.588189	5,863,140	5.40%	4.69%
2003	1.30%	104,402	64.557566	6,739,939	5.70%	8.04%
2002	1.30%	109,698	59.753787	6,554,865	6.05%	7.23%
2001	1.30%	113,477	55.724510	6,323,450	7.15%	6.37%

Non-tax qualified spectrum (81-225)
2005	1.30%	736	68.117374	50,134	5.34%	0.39%
2004	1.30%	738	67.852488	50,075	5.40%	4.69%
2003	1.30%	756	64.810014	48,996	5.70%	8.04%
2002	1.30%	778	59.987449	46,661	6.05%	7.23%
2001	1.30%	780	55.942416	43,635	7.15%	6.37%

MFS® Emerging Growth Fund – Class A
2005	1.30%	123,204	39.728761	4,894,742	0.00%	7.26%
2004	1.30%	161,321	37.040085	5,975,343	0.00%	11.58%
2003	1.30%	185,347	33.195049	6,152,603	0.00%	30.08%
2002	1.30%	204,479	25.518193	5,217,931	0.00%	-36.27%
2001	1.30%	250,544	40.042529	10,032,416	0.00%	-26.79%
MFS® Growth Opportunities Fund – Class A
Non-tax qualified
2001	1.00%	553	167.912098	92,855	0.04%	-25.43%

Tax qualified spectrum
2005	1.30%	223,082	147.642419	32,936,366	0.09%	-0.42%
2004	1.30%	277,416	148.266806	41,131,584	0.47%	9.31%
2003	1.30%	326,008	135.637357	44,218,863	0.00%	27.02%
2002	1.30%	357,744	106.788389	38,202,886	0.00%	-30.57%
2001	1.30%	415,059	153.801454	63,836,678	0.04%	-25.66%

Non-tax qualified spectrum
2005	1.30%	53,177	125.413796	6,669,129	0.09%	-0.42%
2004	1.30%	59,857	125.944179	7,538,641	0.47%	9.31%
2003	1.30%	70,491	115.216190	8,121,704	0.00%	27.02%
2002	1.30%	74,878	90.710639	6,792,265	0.00%	-30.57%
2001	1.30%	84,891	130.645556	11,090,632	0.04%	-25.66%

Non-tax qualified spectrum (81-225)
2005	1.30%	6,586	138.380016	911,371	0.09%	-0.42%
2004	1.30%	6,975	138.965236	969,283	0.47%	9.31%
2003	1.30%	7,813	127.128102	993,252	0.00%	27.02%
2002	1.30%	8,069	100.088979	807,623	0.00%	-30.57%
2001	1.30%	8,431	144.152668	1,215,351	0.04%	-25.66%

MFS® High Income Fund – Class A
Non-tax qualified
2005	1.00%	201	93.659744	18,826	7.28%	1.32%
2004	1.00%	202	92.443254	18,674	7.34%	8.30%
2003	1.00%	202	85.362113	17,243	8.12%	21.53%
2002	1.00%	202	70.239841	14,177	9.10%	-0.24%
2001	1.00%	215	70.410701	15,138	10.68%	0.23%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Tax qualified spectrum
2005	1.30%	85,799	$79.893710	$6,854,800	7.28%	1.01%
2004	1.30%	105,335	79.095045	8,331,477	7.34%	7.97%
2003	1.30%	125,158	73.258371	9,168,871	8.12%	21.16%
2002	1.30%	132,416	60.463553	8,006,332	9.10%	-0.54%
2001	1.30%	148,159	60.794859	9,007,306	10.68%	-0.08%

Non-tax qualified spectrum
2005	1.30%	51,133	78.681642	4,023,228	7.28%	1.01%
2004	1.30%	61,681	77.895094	4,804,647	7.34%	7.97%
2003	1.30%	66,685	72.146967	4,811,120	8.12%	21.16%
2002	1.30%	69,447	59.546260	4,135,326	9.10%	-0.54%
2001	1.30%	78,180	59.872541	4,680,835	10.68%	-0.08%

Non-tax qualified spectrum (81-225)
2005	1.30%	2,583	79.893710	206,365	7.28%	1.01%
2004	1.30%	2,997	79.095045	237,048	7.34%	7.97%
2003	1.30%	3,048	73.258371	223,292	8.12%	21.16%
2002	1.30%	3,224	60.463553	194,934	9.10%	-0.54%
2001	1.30%	3,613	60.794859	219,652	10.68%	-0.08%

MFS® Research Fund – Class A
Tax qualified spectrum
2005	1.30%	73,554	174.502121	12,835,329	0.14%	6.19%
2004	1.30%	84,247	164.332015	13,844,479	0.17%	14.07%
2003	1.30%	95,655	144.057251	13,779,796	0.68%	22.92%
2002	1.30%	115,965	117.191770	13,590,178	0.00%	-25.77%
2001	1.30%	138,718	157.870166	21,899,434	0.00%	-22.63%

Non-tax qualified spectrum
2005	1.30%	31,068	152.474615	4,737,081	0.14%	6.19%
2004	1.30%	30,453	143.588283	4,372,694	0.17%	14.07%
2003	1.30%	31,091	125.872814	3,913,512	0.68%	22.92%
2002	1.30%	35,313	102.398579	3,616,041	0.00%	-25.77%
2001	1.30%	45,125	137.942100	6,224,637	0.00%	-22.63%

Non-tax qualified spectrum (81-225)
2005	1.30%	855	172.465215	147,458	0.14%	6.19%
2004	1.30%	855	162.413823	138,864	0.17%	14.07%
2003	1.30%	857	142.375726	122,016	0.68%	22.92%
2002	1.30%	899	115.823840	104,082	0.00%	-25.77%
2001	1.30%	900	156.027411	140,425	0.00%	-22.63%

MFS® Series Trust IV – Money Market Fund
Non-tax qualified
2002	1.00%	19,378	42.496034	823,496	1.26%	0.23%
2001	1.00%	1,494	42.398388	63,343	3.95%	2.67%

Tax qualified spectrum
2005	1.30%	315,105	35.780483	11,274,609	2.91%	1.57%
2004	1.30%	357,669	35.226089	12,599,280	0.97%	-0.31%
2003	1.30%	450,754	35.336126	15,927,900	0.62%	-0.70%
2002	1.30%	599,111	35.586978	21,320,566	1.26%	-0.07%
2001	1.30%	617,345	35.613125	21,985,585	3.95%	2.35%

Non-tax qualified spectrum
2005	1.30%	165,855	35.805344	5,938,495	2.91%	1.57%
2004	1.30%	176,609	35.250565	6,225,567	0.97%	-0.31%
2003	1.30%	219,749	35.360678	7,770,474	0.62%	-0.70%
2002	1.30%	258,808	35.611705	9,216,599	1.26%	-0.07%
2001	1.30%	377,759	35.637871	13,462,527	3.95%	2.35%

MFS® Strategic Income Fund – Class A
2005	1.30%	125,648	12.976541	1,630,476	6.14%	0.76%
2004	1.30%	144,596	12.878519	1,862,182	5.84%	6.91%
2003	1.30%	196,195	12.045630	2,363,292	6.09%	12.30%
2002	1.30%	207,129	10.725862	2,221,640	6.44%	5.99%
2001	1.30%	235,007	10.119915	2,378,250	3.12%	1.20%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS® Total Return Fund – Class A
Tax qualified spectrum
2005	1.30%	166,425	$152.592330	$25,395,179	2.69%	1.95%
2004	1.30%	193,192	149.671678	28,915,371	2.44%	9.92%
2003	1.30%	211,801	136.162330	28,839,318	2.60%	15.33%
2002	1.30%	232,989	118.061756	27,507,046	3.06%	-6.79%
2001	1.30%	256,837	126.662587	32,531,639	3.23%	-1.92%

Non-tax qualified spectrum
2005	1.30%	73,477	147.704287	10,852,868	2.69%	1.95%
2004	1.30%	79,497	144.877193	11,517,302	2.44%	9.92%
2003	1.30%	84,372	131.800595	11,120,280	2.60%	15.33%
2002	1.30%	88,603	114.279844	10,125,508	3.06%	-6.79%
2001	1.30%	96,073	122.605160	11,779,046	3.23%	-1.92%

Non-tax qualified spectrum (81-225)
2005	1.30%	168	151.107806	25,386	2.69%	1.95%
2004	1.30%	395	148.215568	58,545	2.44%	9.92%
2003	1.30%	322	134.837649	43,418	2.60%	15.33%
2002	1.30%	316	116.913171	36,935	3.06%	-6.79%
2001	1.30%	632	125.430326	79,272	3.23%	-1.92%

2005 Reserves for annuity contracts in payout phase:				1,549,826

2005 Contract owners’ equity				$189,726,534

2004 Reserves for annuity contracts in payout phase:				1,785,778

2004 Contract owners’ equity				$216,488,636

2003 Reserves for annuity contracts in payout phase:				1,885,828

2003 Contract owners’ equity				$231,700,240

2002 Reserves for annuity contracts in payout phase:				2,062,215

2002 Contract owners’ equity				$224,567,767

2001 Reserves for annuity contracts in payout phase:				2,908,250

2001 Contract owners’ equity				$315,050,016

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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